Schedule of Roll Forward of Foreclosed Assets (Details) - USD ($) $ in Thousands	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	[1]	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Foreclosed Assets
Beginning balance		$ 2,724		$ 3,065		$ 4,449					$ 4,916	$ 2,724	$ 4,449	$ 4,449	$ 4,916
Additions from loans														791	2,118
Additions for construction/development												153	439	818	1,410
Sale proceeds												(1,096)	(2,119)	(3,418)	(3,697)
Loss on foreclosure														(47)	(54)
Loss on sale of foreclosed assets													(69)	(92)	(102)
Gain on foreclosure			$ (67)				$ (52)							67	52
Gain on sale of foreclosed assets												101	101	166	160
Impairment loss on foreclosed assets						$ 10	241	$ 4	$ 91		$ 109		(10)	(10)	(290)
Impairment loss on foreclosed assets due to COVID-19															(64)
Ending balance	$ 865		$ 2,724		$ 3,065		$ 4,449					865	3,065	2,724	$ 4,449
Transfers (to) from loan receivables, net												$ (1,017)	$ 274	$ 791

[1]	During the quarter ended June 30, 2020, net interest income after loan loss provision was reduced due to COVID-19 by $1,492. In addition, the Company wrote off $469 of interest income directly related to COVID-19. During the quarter ended June 30, 2020, impairment loss on foreclosed assets of $91 was due to the impact of COVID-19.